UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2014

WESTERN ASSET

NEW YORK TAX FREE

MONEY MARKET FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset New York Tax Free Money Market Fund for the twelve-month reporting period ended August 31, 2014. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

II	Western Asset New York Tax Free Money Market Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. During the twelve months ended August 31, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the final estimate for second quarter GDP growth, released after the reporting period ended, was 4.6%, suggesting this recovery has some resilience as it continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including an acceleration in personal consumption expenditures, increased private inventory investment and exports, as well as an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all twelve months of the reporting period. After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI peaked in August 2014, with a reading of 59.0, representing its highest reading since March 2011, and seventeen of the eighteen industries within the PMI expanded.

The U.S. job market continues to improve. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.2%. Unemployment fell to 7.0% in November 2013 and generally declined over the next several months, reaching a low of 6.1% in June 2014. This represented the lowest level since September 2008. The unemployment rate then ticked up to 6.2% in July 2014, but again fell to 6.1% in August 2014. Falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% in August 2014, equaling its lowest level since 1978.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin reducing its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of

Western Asset New York Tax Free Money Market Fund	III

Investment commentary (cont’d)

$40 billion per month rather than $45 billion per month.” At each of the Fed’s next five meetings (January, March, April, June, and July 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on September 17, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in October, it will buy a total of $15 billion per month ($5 billion per month of agency MBS and $10 billion per month of longer-term Treasuries). The Fed also said “it likely will be appropriate to maintain the current target range for the federal funds rate for a considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2.0% longer-run goal, and provided that longer-term inflation expectations remain well anchored.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Western Asset New York Tax Free Money Market Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

Under normal market conditions, the Fund invests at least 80% of its assets in short term, high-quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”), and New York State and New York City personal income taxes (“New York municipal securities”). These municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in New York municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

The Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by Western Asset Management Company (“Western Asset”), the Fund’s subadviser, to be of equivalent quality.

Under normal circumstances, the Fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the AMT and/or New York State and New York City personal income taxes, although for temporary or defensive purposes, the Fund may invest an unlimited amount in such securities.

As a money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) experienced periods of volatility but generally outperformed equal-durationii Treasuries over the twelve months ended August 31, 2014. Risk aversion was prevalent at times given mixed economic data, shifting monetary policy by the Federal Reserve Board (“Fed”)iii and several geopolitical issues. However, these factors were generally overshadowed by solid demand from investors looking to generate incremental yield in the low interest rate environment.

Short-term Treasury yields moved higher, whereas longer-term Treasury yields declined during the twelve months ended August 31, 2014. Two-year Treasury yields rose from 0.39% at the beginning of the period to

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	1

Fund overview (cont’d)

0.48% at the end of the period. Their peak of 0.56% occurred on July 30, 2014 and they were as low as 0.28% in late November and early December 2013. Ten-year Treasury yields were 2.78% at the beginning of the period and reached a low of 2.34% on August 15 and August 28, 2014. Their peak of 3.04% occurred on December 31, 2013 and they ended the reporting period at 2.35%.

While the Fed tapered its monthly asset purchases and announced that this phase of quantitative easing would likely end in October 2014, it kept the federal funds rateiv at a historically low range between zero and 0.25%. As a result, the yields available from money market securities remained very low during the twelve months ended August 31, 2014. For example, the three-month Treasury bill was 0.03% as of August 31, 2014. The same dynamic held true for the six-month and one-year Treasury bills, as they ended the reporting period at 0.05% and 0.09%, respectively. In addition, at its July 2014 meeting, the Fed said “…it likely will be appropriate to maintain the current target range for the federal funds rate for a considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2.0% longer-run goal, and provided that longer-term inflation expectations remain well anchored.”

New York weathered the recession better than the nation as a whole, posting strong job gains and surpassing its pre-recession employment peak. Its unemployment rate has fallen from 7.7% in August 2013 to 6.6% as of July 2014. All three rating agencies upgraded New York’s general obligation ratings in June and July of this year, with all assigning stable outlooks to their ratings. In addition to its strong and diverse economy, stable reserves and budgetary balance, the key driver for the upgrades is improved fiscal management, including consistent, timely budget passage. While overall tax collections continue to grow and the financial sector remains significant to the state’s economy, contributions from this sector have been on the decline. According to the U.S Bureau of Economic Analysis, the state’s financial sector did not contribute to the 0.7% increase in New York’s gross domestic product in 2014. Although, the state’s debt position is growing, it is considered moderate, comprising 6% of personal income. Personal income taxes are an important source of revenue for the state, comprising 61% of total tax receipts. Since resident wealth levels are high, personal income tax receipts tend to rise during strong and improving markets. Finally, the state’s pension system is well-funded compared to other states.

Q. How did we respond to these changing market conditions?

A. Given prevailing market conditions, we maintained our emphasis on high-quality, top tier securities, as we looked to maximize income while preserving capital, along with maintaining liquidity and diversification.

We also felt that maintaining ample liquidity was appropriate given the uncertainties related to impending final U.S. Securities and Exchange Commission (“SEC”)v rules that govern money market mutual funds.

Against this backdrop and given our focus on liquidity, a major emphasis throughout the reporting period was to maintain a large portion of the Fund’s assets in daily and weekly VRDOs.

Performance review

As of August 31, 2014, the seven-day current yield for Class N shares of Western Asset

2	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

New York Tax Free Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Certain investors may be subject to the AMT, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Tax Free Money Market Fund Yields as of August 31, 2014 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.01%	0.01%
Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.71%, and the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.53%.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. As has been the case for several years, the municipal money market yield curvevi was relatively flat during the reporting period. As such, there were typically only small differences between the yields available from shorter-term municipal money market securities and longer-term securities. Given the flat yield curve, along with questions regarding the SEC’s final rules, we maintained a large allocation to VRDOs. In an attempt to generate incremental yield, at times we also selectively purchased high-quality tax-exempt commercial paper with three- to five-month maturities, as well as municipal notes with maturities between nine- and twelve-months.

We also participated in relatively smaller note offerings that met our stringent quality and liquidity requirements. Overall, these actions were successful in helping the Fund to lock in somewhat higher yields.

Given an adequate supply of U.S. VRDOs, along with continued economic weakness in Europe and challenges facing certain European financial institutions, we maintained very minimal exposure to VRDOs backed by European banks.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	3

Fund overview (cont’d)

Q. Were there any regulatory updates during the Fund’s reporting period?

A. On July 23, 2014, the SEC adopted changes to the rules that govern the operation of money market funds (“MMFs”). The rules require institutional prime and institutional municipal MMFs to have a floating net asset value (“NAV”)vii per share, similar to non-money market mutual funds, while permitting government MMFs and retail MMFs the continued ability to maintain a constant dollar price. In addition, the SEC has empowered a fund’s board of trustees to temporarily impose fees on redemptions (liquidity fees) or to temporarily suspend redemptions (redemption gates) if a fund’s liquid assets fall below certain levels. These reforms will be implemented in stages, including a two-year period for compliance with the rules relating to floating NAV, liquidity fees and redemption gates.

Thank you for your investment in Western Asset New York Tax Free Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 16, 2014

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

ii

Duration is the measure of the price sensitivity of a fixed income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The U.S. Securities and Exchange Commission (“SEC”) is an agency of the U.S. government. It holds primary responsibility for enforcing the federal securities laws and regulating the securities industry, the nation’s stock and options exchanges, and other activities and organizations, including the electronic securities markets in the U.S.

vi	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

vii

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

4	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2014 and August 31, 2013. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2014 and held for the six months ended August 31, 2014.

Actual expenses

The table below titled “Based on Actual total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.01%	$1,000.00	$1,000.10	0.10%	$0.50	Class N	5.00%	$1,000.00	$1,024.70	0.10%	$0.51
Class A	0.01	1,000.00	1,000.10	0.10	0.50	Class A	5.00	1,000.00	1,024.70	0.10	0.51

[1]	For the six months ended August 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	In order to maintain a minimum yield, additional waivers were implemented.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

6	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Schedule of investments

August 31, 2014

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.2%
Education — 14.3%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.100%	10/1/35	$1,875,000	$1,875,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.050%	7/1/29	1,070,000	1,070,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.050%	7/1/30	190,000	190,000	(a)(b)
Non-State Supported Debt, Columbia University	0.030%	9/1/39	1,860,000	1,860,000	(a)(b)
Non-State Supported Debt, Cornell University	5.000%	7/1/15	140,000	145,483
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.060%	7/1/32	6,300,000	6,300,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.030%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.040%	7/1/37	10,910,000	10,910,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.040%	7/1/38	1,700,000	1,700,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.040%	7/1/31	5,700,000	5,700,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.040%	7/1/28	2,000,000	2,000,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.030%	12/1/29	4,000,000	4,000,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.040%	7/1/30	540,000	540,000	(a)(b)
Total Education				37,315,483
Finance — 7.3%
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/14	100,000	100,779
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.030%	11/1/22	13,900,000	13,900,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	3,500,000	3,500,000	(a)(b)
New York City, NY, TFA, Building Aid Revenue	4.000%	7/15/15	100,000	103,197
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.030%	5/1/45	100,000	100,000	(a)(b)
New York State LGAC Revenue, Senior Lien, SPA-JPMorgan Chase	0.050%	4/1/21	1,200,000	1,200,000	(a)(b)
Total Finance				18,903,976
General Obligation — 15.5%
Batavia, NY, GO, BAN	1.000%	5/14/15	1,700,000	1,704,478
Bayport-Blue Point, NY, Union Free School District, GO	3.000%	10/1/14	500,000	501,122

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	7

Schedule of investments (cont’d)

August 31, 2014

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligation — continued
Bedford, NY, GO, BAN	1.000%	12/5/14	$1,025,000	$1,026,969
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	500,000	502,871
Briarcliff Manor, NY, GO, BAN	1.000%	2/12/15	339,840	340,324
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,325
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	800,000	803,238
Columbia County, NY, GO, Public Improvement	2.000%	5/1/15	160,000	161,630
Connetquot, NY, CSD of Islip, GO	3.000%	1/15/15	100,000	101,001
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	600,000	600,563
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,000,000	1,005,017
Eastchester, NY, GO, BAN	1.250%	7/22/15	532,219	536,216
Eastport-South Manor, NY, CSD, GO	3.000%	11/15/14	400,000	402,243
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	1,500,000	1,508,525
Huntington, NY, GO, Public Improvement	4.000%	10/1/14	200,000	200,611
Irvington, NY, Union Free School District, GO, BAN	1.000%	5/27/15	2,800,000	2,814,741
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/10/15	1,767,600	1,777,074
Kingston, NY, GO, BAN	1.000%	10/30/14	1,000,000	1,000,496
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	1,000,000	1,006,151
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	369,250	369,270
Nassau County, NY, GO, TAN	2.000%	9/15/14	2,650,000	2,651,476
New York City, NY, GO	0.030%	8/1/36	2,000,000	2,000,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.040%	3/1/34	4,200,000	4,200,000	(a)(b)
LOC-PNC Bank N.A.	0.030%	8/1/41	1,150,000	1,150,000	(a)(b)
SPA-JPMorgan Chase	0.040%	8/1/38	300,000	300,000	(a)(b)
New York, NY, GO:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	4/1/42	2,300,000	2,300,000	(a)(b)
LOC-PNC Bank N.A.	0.030%	4/1/42	1,850,000	1,850,000	(a)(b)
Ossining Town, NY, GO, BAN	1.000%	8/21/15	266,666	267,849
Pawling, NY, CSD, GO, BAN	1.000%	2/18/15	500,000	501,310	(c)
Pittsford, NY, CSD, GO	4.000%	10/1/14	250,000	250,768
Pleasantville, NY, GO, BAN	1.000%	8/21/15	318,000	319,841
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	1,025,000	1,030,378
Valley Stream, NY, GO, BAN	1.250%	5/29/15	3,000,000	3,018,996
Westchester County, NY, GO	3.000%	10/15/14	95,000	95,311
Westchester County, NY, GO	3.000%	10/15/14	5,000	5,016
Westchester County, NY, GO	3.000%	1/15/15	125,000	126,280
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	760,000	762,996
Williamson, NY, CSD, GO, BAN	1.000%	11/7/14	2,019,730	2,021,276

See Notes to Financial Statements.

8	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligation — continued
Yorktown, NY, CSD, GO, TAN	1.000%	10/31/14	$750,000	$750,877
Total General Obligation				40,465,239
Health Care — 11.4%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.040%	7/1/38	100,000	100,000	(a)(b)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	0.050%	10/1/38	1,000,000	1,000,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.040%	8/1/29	3,500,000	3,500,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.060%	8/1/29	9,000,000	9,000,000	(d)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.050%	2/15/26	4,795,000	4,795,000	(a)(b)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.050%	7/1/25	100,000	100,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.040%	11/1/34	1,000,000	1,000,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.030%	11/1/36	3,450,000	3,450,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.050%	1/1/23	595,000	595,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.040%	11/1/24	6,100,000	6,100,000	(a)(b)
Total Health Care				29,640,000
Housing: Multi-Family — 13.5%
New York City, NY, HDC Revenue, Related-West 89th Street Development, FNMA, LIQ-FNMA	0.040%	11/15/29	2,600,000	2,600,000	(a)(b)(e)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.030%	5/1/18	50,000	50,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.030%	12/1/44	200,000	200,000	(a)(b)
HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.030%	6/1/48	1,000,000	1,000,000	(a)(b)
Markham Gardens Apartments, LIQ-FHLMC	0.050%	1/1/40	600,000	600,000	(a)(b)(e)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.050%	2/1/49	1,500,000	1,500,000	(a)(b)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.040%	5/1/35	1,365,000	1,365,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.040%	11/1/33	6,000,000	6,000,000	(a)(b)(e)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	9

Schedule of investments (cont’d)

August 31, 2014

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — continued
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.030%	11/1/41	$6,500,000	$6,500,000	(a)(b)
42nd & 10th Housing, LIQ-Freddie Mac	0.040%	11/1/41	200,000	200,000	(a)(b)(e)
Affordable Housing	0.300%	11/1/14	670,000	669,978
FNMA, LIQ-FNMA	0.040%	5/15/31	1,700,000	1,700,000	(a)(b)(e)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.030%	5/1/45	2,000,000	2,000,000	(a)(b)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.030%	5/1/45	1,000,000	1,000,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.030%	11/1/46	2,200,000	2,200,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.030%	11/1/47	5,000,000	5,000,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.050%	11/1/29	530,000	530,000	(a)(b)(e)
West 30th Street Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	1,000,000	1,000,000	(a)(b)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.040%	5/15/37	1,100,000	1,100,000	(a)(b)(e)
Total Housing: Multi-Family				35,214,978
Housing: Single Family — 5.8%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.040%	11/15/37	5,500,000	5,500,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.050%	11/1/30	1,600,000	1,600,000	(a)(b)(e)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.070%	12/15/38	8,110,000	8,110,000	(a)(b)(e)
Total Housing: Single Family				15,210,000
Industrial Revenue — 5.1%
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.120%	12/1/20	1,370,000	1,370,000	(a)(b)(e)
Monroe County, NY, Industrial Development Agency Revenue, Cherry Ridge Independent Living LLC, LOC-HSBC Bank USA N.A.	0.070%	1/1/35	6,475,000	6,475,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.050%	12/1/32	1,475,000	1,475,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.040%	7/1/25	2,095,000	2,095,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.180%	6/1/21	955,000	955,000	(a)(b)(e)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.200%	10/1/17	910,000	910,000	(a)(b)(e)
Total Industrial Revenue				13,280,000
Life Care Systems — 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.050%	7/1/25	1,140,000	1,140,000	(a)(b)

See Notes to Financial Statements.

10	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Miscellaneous — 2.7%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.050%	3/1/38	$6,990,000	$6,990,000	(a)(b)
New York State LGAC Revenue, Senior Lien	5.000%	4/1/15	100,000	102,752
Total Miscellaneous				7,092,752
Power — 5.0%
Long Island, NY, Power Authority Revenue:
LOC-Barclays Bank PLC	0.030%	5/1/33	2,500,000	2,500,000	(a)(b)
LOC-TD Bank N.A.	0.030%	12/1/29	1,700,000	1,700,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.040%	6/1/36	4,700,000	4,700,000	(a)(b)(e)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.040%	6/1/36	2,000,000	2,000,000	(a)(b)(e)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.040%	6/1/36	2,000,000	2,000,000	(a)(b)(e)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.060%	6/1/36	200,000	200,000	(a)(b)(e)
Total Power				13,100,000
Public Facilities — 4.3%
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.030%	12/1/35	490,000	490,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.040%	12/1/35	1,290,000	1,290,000	(a)(b)
Metropolitan Museum of Art	0.040%	10/1/36	2,450,000	2,450,000	(a)(b)
Metropolitan Museum of Art	0.040%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.050%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.050%	7/1/15	2,242,000	2,242,000	(a)(b)
Metropolitan Museum of Art	0.050%	7/1/23	1,450,000	1,450,000	(a)(b)
Total Public Facilities				11,312,000
Tax Allocation — 5.0%
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.050%	11/15/21	10,750,000	10,750,000	(a)(b)
New York State Dormitory Authority, State Personal Income Tax Revenue	3.000%	2/15/15	100,000	101,229
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/15	250,000	256,316

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	11

Schedule of investments (cont’d)

August 31, 2014

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tax Allocation — continued
New York State Dormitory Authority, State Personal Income Tax Revenue:
Economic Development & Housing	5.000%	12/15/14	$125,000	$126,691
General Purpose	5.000%	2/15/15	295,000	301,350
New York State Environmental Facilities Corp., State Personal Income Tax Revenue	4.000%	12/15/14	400,000	404,342
New York State Environmental Facilities Corp., State Personal Income Tax Revenue, Environment	5.000%	12/15/14	150,000	152,015
New York State Thruway Authority, Personal Income Tax Revenue:
Transportation	4.000%	3/15/15	100,000	102,005
Transportation	5.000%	3/15/15	450,000	461,393
Transportation	5.000%	3/15/15	250,000	256,326
Transportation	5.000%	3/15/15	100,000	102,539
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	12/15/14	100,000	101,351
Total Tax Allocation				13,115,557
Transportation — 9.0%
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.040%	11/1/22	7,210,000	7,210,000	(a)(b)
MTA, NY, Revenue:
LOC-JPMorgan Chase	0.050%	11/1/35	2,600,000	2,600,000	(a)(b)
LOC-PNC Bank N.A.	0.030%	11/1/35	2,000,000	2,000,000	(a)(b)
New York State Thruway Authority General Revenue	4.000%	1/1/15	100,000	101,221
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/15	140,000	143,837
Triborough Bridge & Tunnel Authority, NY, Revenues	0.040%	11/1/35	1,200,000	1,200,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.040%	1/1/33	2,700,000	2,700,000	(a)(b)
LOC-U.S. Bank N.A.	0.040%	11/1/35	7,440,000	7,440,000	(a)(b)
Total Transportation				23,395,058
Water & Sewer — 0.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Mizuho Bank Ltd.	0.050%	6/15/33	2,200,000	2,200,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue, Revolving Funds, Municipal Water Finance	4.500%	6/15/15	125,000	129,155
Total Water & Sewer				2,329,155
Total Investments — 100.2% (Cost — $261,514,198#)				261,514,198
Liabilities in Excess of Other Assets — (0.2)%				(430,697)
Total Net Assets — 100.0%				$261,083,501

See Notes to Financial Statements.

12	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Western Asset New York Tax Free Money Market Fund

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

Ratings table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	63.4%
VMIG 1	24.2
AAA/Aaa	1.2
SP-1	1.0
AA/Aa	1.0
A	0.0 ‡
NR	9.2
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	13

Statement of assets and liabilities

August 31, 2014

Assets:
Investments, at value	$261,514,198
Cash	43,585
Interest receivable	195,231
Receivable from investment manager	34,696
Prepaid expenses	22,223
Total Assets	261,809,933

Liabilities:
Payable for securities purchased	603,209
Service and/or distribution fees payable	34,750
Distributions payable	600
Payable for Fund shares repurchased	530
Trustees’ fees payable	414
Accrued expenses	86,929
Total Liabilities	726,432
Total Net Assets	$261,083,501

Net Assets:
Par value (Note 6)	$2,611
Paid-in capital in excess of par value	261,143,120
Overdistributed net investment income	(44,549)
Accumulated net realized loss on investments	(17,681)
Total Net Assets	$261,083,501

Shares Outstanding:
Class N	97,420,976
Class A	163,634,606

Net Asset Value:
Class N	$1.00
Class A	$1.00

See Notes to Financial Statements.

14	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Statement of operations

For the Year Ended August 31, 2014

Investment Income:
Interest	$357,516

Expenses:
Investment management fee (Note 2)	1,466,706
Service and/or distribution fees (Notes 2 and 4)	487,196
Litigation fees (Note 2)	59,452
Transfer agent fees (Note 4)	55,263
Shareholder reports	40,669
Legal fees	39,327
Fund accounting fees	35,356
Audit and tax fees	32,247
Registration fees	31,845
Insurance	7,796
Trustees’ fees	6,081
Custody fees	3,087
Miscellaneous expenses	7,180
Total Expenses	2,272,205
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(1,947,282)
Net Expenses	324,923
Net Investment Income	32,593
Net Realized Loss from Investment Transactions	(16)
Increase in Net Assets from Operations	$32,577

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	15

Statements of changes in net assets

For the Years Ended August 31,	2014	2013

Operations:
Net investment income	$32,593	$38,573
Net realized loss	(16)	—
Increase in Net Assets From Operations	32,577	38,573

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(32,419)	(38,125)
Decrease in Net Assets From Distributions to Shareholders	(32,419)	(38,125)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	338,725,393	573,779,366
Reinvestment of distributions	20,387	21,202
Cost of shares repurchased	(444,012,679)	(854,286,207)
Decrease in Net Assets From Fund Share Transactions	(105,266,899)	(280,485,639)
Decrease in Net Assets	(105,266,741)	(280,485,191)

Net Assets:
Beginning of year	366,350,242	646,835,433
End of year*	$261,083,501	$366,350,242
*Includesoverdistributed net investment income of:	$(44,549)	$(44,723)

See Notes to Financial Statements.

16	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class N Shares	2014[1]	2013[1]	2012	2011	2010

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized loss	(0.000) [2]	—	(0.000) [2]	(0.000) [2]	(0.000)	[2]
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%

Net assets, end of year (000s)	$97,449	$115,032	$486,068	$476,495	516,823

Ratios to average net assets:
Gross expenses[4]	0.82%	0.85%	0.78%	0.76%	0.80%[5]
Net expenses[6,7,8,9]	0.10	0.16	0.20	0.29	0.28	[5]
Net investment income	0.01	0.01	0.01	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.81%, 0.80%, 0.76%, 0.76% and 0.76% for the years ended August 31, 2014, 2013, 2012, 2011 and 2010, respectively.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.27%, respectively, for the year ended August 31, 2010.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Prior to December 1, 2010, the expense limitation was 0.65%.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares	2014[1]	2013[1]	2012	2011[2]

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[3]	0.000	0.000	0.000	0.000
Net realized loss	(0.000) [3]	—	(0.000) [3]	(0.000)	[3]
Total income from operations[3]	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[3]	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[3]	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.01%	0.01%	0.01%	0.00%[5]

Net assets, end of year (000s)	$163,635	$251,318	$160,767	$69,588

Ratios to average net assets:
Gross expenses[6]	0.63%	0.67%	0.62%	0.60%[7]
Net expenses[8,9,10,11]	0.10	0.16	0.19	0.25	[7]
Net investment income	0.01	0.01	0.01	0.01	[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period March 30, 2011 (inception date) to August 31, 2011.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.005%.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.62%, 0.62% and 0.61% for the years ended August 31, 2014, 2013 and 2012, respectively, and 0.59% for the period ended August 31, 2011.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

18	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	19

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$261,514,198	—	$261,514,198

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

20	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	21

Notes to financial statements (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N and Class A shares did not exceed 0.75% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the year ended August 31, 2014, fees waived and/or expenses reimbursed amounted to $1,887,830. In addition, during the year ended August 31, 2014, the Fund was reimbursed for litigation fees amounting to $59,452.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

22	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2014, the Fund did not invest in any derivative instruments.

4. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class N and Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class N	$268,769	$45,903
Class A	218,427	9,360
Total	$487,196	$55,263

For the year ended August 31, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$778,658
Class A	1,168,624
Total	$1,947,282

5. Distributions to shareholders by class

	Year Ended August 31, 2014	Year Ended August 31, 2013
Net Investment Income:
Class N	$10,571	$15,922
Class A	21,848	22,203
Total	$32,419	$38,125

6. Shares of beneficial interest

At August 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	23

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended August 31, 2014	Year Ended August 31, 2013
Class N
Shares sold	85,897,514	174,591,412
Shares issued on reinvestment	7,563	8,018
Shares repurchased	(103,488,559)	(545,636,135)
Net decrease	(17,583,482)	(371,036,705)

Class A
Shares sold	252,827,879	399,187,954
Shares issued on reinvestment	12,824	13,184
Shares repurchased	(340,524,120)	(308,650,072)
Net increase (decrease)	(87,683,417)	90,551,066

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

7. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions per share:

Record Date Payable Date	Class N	Class A
Daily 9/30/2014	$0.000008	$0.000008

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2014	2013
Distributions Paid From:
Tax-exempt income	$32,419	$38,125

As of August 31, 2014, there were no significant differences between the book and tax components of net assets.

As of August 31, 2014, the Fund had capital losses of $3,333 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to arise on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains. These losses must be utilized before any of the Fund’s capital loss carryforward may be utilized.

24	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Additionally, as of August 31, 2014, the Fund had the following net short-term capital loss carryforwards remaining:

Year of Expiration	Amount
8/31/2016	$(912)
8/31/2018	(7,136)
8/31/2019	(6,300)
$(14,348)

These amounts will also be available to offset any future taxable capital gains.

8. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

Western Asset New York Tax Free Money Market Fund 2014 Annual Report	25

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset New York Tax Free Money Market Fund (the “Fund”), a series of Legg Mason Partners Money Market Trust, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset New York Tax Free Money Market Fund as of August 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2014

26	Western Asset New York Tax Free Money Market Fund 2014 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset New York Tax Free Money Market Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Western Asset New York Tax Free Money Market Fund	27

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

28	Western Asset New York Tax Free Money Market Fund

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Western Asset New York Tax Free Money Market Fund	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 169 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President – Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	157
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

30	Western Asset New York Tax Free Money Market Fund

Additional Officers cont’d
Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Western Asset New York Tax Free Money Market Fund	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steve Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

32	Western Asset New York Tax Free Money Market Fund

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Fuller is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Western Asset New York Tax Free Money Market Fund	33

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended August 31, 2014 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

34	Western Asset New York Tax Free Money Market Fund

Western Asset

New York Tax Free Money Market Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset New York Tax Free Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset New York Tax Free Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Tax Free Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010345 10/14 SR14-2315

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2013 and August 31, 2014 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $188,900 in 2013 and $206,461 in 2014.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2013 and $0 in 2014.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $40,900 in 2013 and $24,300 in 2014. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust were $1,075 in 2013 and $0 in 2014.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph(c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2013 and 2014; Tax Fees were 100% and 100% for 2013 and 2014; and Other Fees were 100% and 100% for 2013 and 2014.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2014.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2014